Note 17 Other Intangible Assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 2,356	€ 2,140
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	2,308	2,105
Intangible assets with indefinite useful life [domain]
Other intangible assets [Line Items]
Intangible assets other than goodwill	9	8
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 39	€ 27